Capital Structure (Tables)	12 Months Ended
Dec. 31, 2011
Capital Structure
Total debt outstanding

($ in millions)	2011	2010
6.125% Senior Notes, due 2012 (1)	$350	$350
7.50% Debentures, due 2013	250	250
5.00% Senior Notes, due 2014 (1)	650	650
6.20% Senior Notes, due 2014 (1)	300	300
6.75% Senior Debentures, due 2018	250	250
7.45% Senior Notes, due 2019 (1)	700	700
6.125% Senior Notes, due 2032 (1)	250	250
5.35% Senior Notes due 2033 (1)	400	400
5.55% Senior Notes due 2035 (1)	800	800
5.95% Senior Notes, due 2036 (1)	650	650
6.90% Senior Debentures, due 2038	250	250
6.125% Junior Subordinated Debentures, due 2067	500	500
6.50% Junior Subordinated Debentures, due 2067	500	500
Synthetic lease VIE obligations, floating rates, due 2014	44	42
Federal Home Loan Bank ("FHLB") advances, due 2018	14	16

Total long-term debt	5,908	5,908
Short-term debt (2)	—	—

Total debt	$5,908	$5,908

(1)
Senior Notes are subject to redemption at the Company's option in whole or in part at any time at the greater of either 100% of the principal amount plus accrued and unpaid interest to the redemption date or the discounted sum of the present values of the remaining scheduled payments of principal and interest and accrued and unpaid interest to the redemption date.
(2)
The Company classifies any borrowings which have a maturity of twelve months or less at inception as short-term debt.

Total debt outstanding by maturity

($ in millions)

Due within one year or less	$350
Due after one year through 5 years	1,244
Due after 5 years through 10 years	964
Due after 10 years through 20 years	—
Due after 20 years	3,350

Total debt	$5,908